Average Annual Total Returns{- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-08 - Fidelity Mega Cap Stock Fund	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS009 Past 1 year	RS009 Past 5 years	RS009 Past 10 years
Total	26.24%	15.36%	15.06%	24.54%	12.05%	13.02%	16.22%	11.33%	12.03%	28.71%	18.47%	16.55%	27.90%	19.70%	17.16%